UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Hutchens Investment Management, Inc.
Address: 114 North Main St.
         Suite 302
         Concord, NH  03301

13F File Number:  28-06690

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Chad Richardson
Title:     CCO
Phone:     603-227-5256

Signature, Place, and Date of Signing:

     Chad Richardson     Concord, NH     January 22, 2006


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     127

Form13F Information Table Value Total:     $93,296 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

ITEM 1	ITEM 2	ITEM 3	ITEM 4	ITEM 5		ITEM 6    		ITEM 7		ITEM 8
NAME OF ISSUER	TITLE OF CLASS	CUSIP #	FAIR MKT VAL	SHARE	(A) SOLE	(B) SHARED	(C) SHARED	Managers		VOTING AUTHORITY SHARES
						AS DEF IN	OTHER	See Instr V	(A)SOLE	(B)SHARED	(C)NONE
						INST. 5
A T & T	Common	001957109	9	250	X				250		0
Abbott Labs	Common	002824100	1884	38670	X				14485		24185
Acco Brands	Common	00081T108	17	641	X				455		186
Advanced Micro Devices	Common	007903107	1340	65850	X				24850		41000
Allegheny Technologies	Common	01741R102	118	1300	X				775		525
Altera Corp.	Common	021441100	6	300	X				300		0
American Express	Common	025816109	1286	21200	X				3500		17700
Ameriprise Financial	Common	03076C106	231	4240	X				700		3540
Amgen, Inc	Common	031162100	2558	37450	X				13950		23500
Amphenol Corp New Cl A	Class A	032095101	2174	35025	X				13150		21875
Anheuser-Busch	Common	035229103	319	6475	X				2750		3725
Apple Computer	Common	037833100	2885	34000	X				12725		21275
BP Amoco	Common	055622104	4	66	X				0		66
Bard (CR), Inc.	Common	067383109	81	975	X				600		375
Bear Stearns Cos.	Common	073902108	2719	16705	X				5710		10995
Berkshire Hathaway Inc. Cl. B	Class B	084670207	2933	800	X				303		497
Biotechnology Holders	Common	09067D201	404	2200	X				1400		800
Bristol-Myers/Squibb	Common	110122108	1	50	X				0		50
Broadcom Corp	Common	111320107	95	2954	X				705		2249
Cadence Design Sys., Inc.	Common	127387108	26	1450	X				1450		0
Celgene Corp Com	Common	151020104	1939	33700	X				12975		20725
Cisco Systems,Inc.	Common	17275R102	3665	134115	X				44150		89965
Citigroup	Common	172967101	13	225	X				225		0
City National Corp.	Common	178566105	25	350	X				350		0
Coach Inc.	Common	189754104	1878	43725	X				16775		26950
Cognos Inc.	Common	19244C109	10	225	X				225		0
Comerica Inc.	Common	200340107	431	7350	X				6675		675
Commerce Bancorp NJ Com	Common	200519106	90	2550	X				2225		325
Computer Sciences	Common	205363104	35	650	X				650		0
ConocoPhillips	Common	20825C104	4	52	X				0		52
Constellation Brands	Common	21036P108	82	2825	X				2150		675
Constellation Energy	Common	210371100	59	850	X				750		100
Corning Inc.	Common	219350105	1400	74800	X				28675		46125
Coventry Health Care Inc.	Common	222862104	94	1879	X				1149		730
DST Systems, Inc.	Common	233326107	13	200	X				0		200
Danaher Corp	Common	235851102	302	4172	X				0		4172
Deere & Co.	Common	244199105	1880	19775	X				6850		12925
Dentsply Int'l	Common	249030107	66	2200	X				1900		300
Devon Energy Corp.	Common	25179M103	1992	29700	X				11925		17775
Disney	Common	254687106	1150	33550	X				4700		28850
Duke Energy Co.	Common	26441C105	1905	57350	X				16575		40775
EMC Corp	Common	268648102	8	570	X				500		70
Energen Corp.	Common	29265N108	106	2250	X				1300		950
Equitable Resources	Common	294549100	225	5400	X				2000		3400
Exelon Corp.	Common	30161N101	1894	30600	X				10400		20200
Exxon Mobil Corp.	Common	30231G102	8	100	X				0		100
Finisar Com	Common	31787A101	8	2500	X				2500		0
First Amern Corp Calif Com	Common	318522307	19	475	X				0		475
Forest Labs	Common	345838106	2296	45375	X				17350		28025
Freeport Mcmor Cop&Gld	Common	35671D857	6	100	X				0		100
Gabelli Equity Trust	Common	362397101	5	500	X				0		500
Garmin Limited	Common	G37260109	2073	37250	X				14125		23125
Gartner Group, Inc. Class A	Class A	366651107	120	6075	X				3325		2750
Genentech Inc Com New	Common	368710406	2517	31025	X				11375		19650
General Electric	Common	369604103	1	30	X				30		0
General Maritime	Common	Y2692M103	32	900	X				700		200
General Mills	Common	370334104	1650	28650	X				10700		17950
Goldman Sachs Group, Inc.	Common	38141G104	2626	13175	X				4500		8675
Google Inc. Class A	Class A	38259P508	1899	4125	X				1550		2575
Grainger, W.W. Inc.	Common	384802104	49	700	X				425		275
Home Depot	Common	437076102	4	100	X				0		100
Hospira Inc.	Common	441060100	1	28	X				20		8
I Shares Russell Micro Cap	Common	464288869	829	14175	X				8025		6150
IShares Lehman Treasury	Common	464287176	12	125	X				125		0
IShares MSCI EAFE	Common	464287465	981	13400	X				8600		4800
IShares Russell 2000	Common	464287655	62	800	X				800		0
IShares S&P 400 Growth	Common	464287606	2605	32675	X				11900		20775
IShares S&P 500 Growth	Common	464287309	1136	17500	X				17500		0
IShares S&P 600 Growth	Common	464287887	451	3525	X				3375		150
IShares S&P 600 Value	Common	464287879	295	3910	X				2900		1010
IShares S&P Midcap 400	Common	464287507	64	800	X				800		0
IShares Select Dividend	Common	464287168	21	300	X				300		0
ITT Industries	Common	450911102	31	550	X				400		150
Ikanos Communications	Common	45173E105	30	3400	X				1500		1900
Ingersoll-Rand Co	Common	G4776G101	57	1450	X				800		650
Int'l Business Machines	Common	459200101	0	4	X				0		4
J.P. Morgan Chase & Co.	Common	46625H100	3086	63890	X				16710		47180
JDS Uniphase Corp.	Common	46612J101	5	312	X				312		0
Juniper Networks	Common	48203R104	6	300	X				300		0
Kinder Morgan, Inc.	Common	49455P101	63	600	X				50		550
L-3 Communications	Common	502424104	1811	22150	X				8250		13900
Laureate Education Inc	Common	518613104	10	200	X				0		200
Lehman Br Holdings	Common	524908100	270	3450	X				3050		400
Lexmark Intl Grp., Inc.	Common	529771107	2	25	X				25		0
Lincoln National Corp.	Common	534187109	43	650	X				650		0
McDonalds Corp.	Common	580135101	1765	39825	X				14375		25450
Metlife Inc Com	Common	59156R108	268	4550	X				4250		300
Morgan Stanley	Common	617446448	63	775	X				0		775
Nabors Inds., Inc.	Common	G6359F103	6	200	X				200		0
National City Corp.	Common	635405103	312	8525	X				7425		1100
NetLogic Microsystems	Common	64118B100	29	1350	X				600		750
Network Appliance, Inc.	Common	64120L104	1841	46875	X				15225		31650
Nvidia Corp.	Common	67066G104	2605	70375	X				32475		37900
Oracle	Common	68389X105	2596	151446	X				56700		94746
Pepsico, Inc.	Common	713448108	1569	25085	X				8725		16360
Procter & Gamble	Common	742718109	1558	24243	X				8420		15823
Qualcomm, Inc.	Common	747525103	51	1350	X				600		750
Quest Diagnostics Inc.	Common	74834L100	1786	33700	X				12750		20950
S&P 400 Mid Cap Depository Receipt	Common	595635103	15	100	X				100		0
S&P 500 Depository Receipt	Common	78462F103	18	125	X				125		0
SEI Investments Co Com	Common	784117103	511	8575	X				6900		1675
Sandisk Corp Com	Common	80004C101	1653	38425	X				13025		25400
Semiconductor Manufacturing International	Common	81663N206	33	5050	X				2250		2800
Simon Property Group, Inc.	Common	828806109	30	300	X				300		0
Smucker (J.M.) Co.	Common	832696405	0	9	X				9		0
Sonoco Products.	Common	835495102	37	975	X				675		300
State Street Corp.	Common	857477103	1737	25750	X				5675		20075
TJX Cos Inc.	Common	872540109	11	400	X				0		400
Texas Instruments	Common	882508104	45	1550	X				725		825
Tiffany & Co.	Common	886547108	31	800	X				0		800
United Parcel Service Cl B	Class B	911312106	1565	20870	X				7345		13525
United Technologies	Common	913017109	1363	21805	X				7700		14105
UnitedHealth Group Inc.	Common	91324P102	2657	49450	X				18275		31175
Verizon Communications	Common	92343V104	1566	42056	X				12475		29581
Wachovia Corp	Common	929903102	36	630	X				630		0
Wal-Mart Stores	Common	931142103	5	100	X				0		100
Walgreen Co.	Common	931422109	587	12800	X				10525		2275
Wells Fargo Co.	Common	949746101	2540	71425	X				17325		54100
Whole Foods Market Inc.	Common	966837106	52	1100	X				650		450
Wisconsin Energy	Common	976657106	152	3200	X				2225		975
Yahoo! Inc.	Common	984332106	10	400	X				400		0
Zoran Corporation	Common	98975F101	28	1925	X				850		1075
iShares MSCI Emerging Markets Index	Common	464287234	183	1600	X				100		1500
iShares MSCI Japan Index Fund	Common	464286848	325	22875	X				11750		11125
iShares Russell 1000 Value Index	Common	464287598	8	100	X				0		100
iShares Russell Mid Cap Index	Common	464287499	17	175	X				0		175
iShares S&P 500 Index	Common	464287200	92	650	X				150		500
